PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2015	2014
Lab equipment	$1,703	$689
Computer equipment	85	72
Office furniture and equipment	138	113
Leasehold improvements	853	762
Total Property and equipment, cost	2,779	1,636
Less: Accumulated depreciation and amortization	(1,103)	(104)
Property and equipment, net	$1,676	$1,532

Depreciation expense for the years ended December 31, 2015, 2014 and 2013 was $999, $88 and $7, respectively.